Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements
Note  17.  Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2011	2010
	(Amounts in thousands)
Assets:
Cash	$257	$144
Investments in subsidiaries	90,277	84,118
Other assets	229	5
Total assets	$90,763	$84,267

Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	136	164
Equity	77,224	70,700
Total liabilities and equity	$90,763	$84,267

Statements of Income	Years ended December 31,
	2011	2010
	(Amounts in thousands)
Income:
Dividends from bank subsidiary	$1,600	$1,600

Expense:
Interest on subordinated debentures	256	472
Other expenses	295	285
	551	757
Income before income taxes	1,049	843
Provision for income taxes	-	-
Equity in undistributed income of subsidiaries	6,223	6,497
Net income	7,272	7,340
Preferred stock dividend and discount accretion	1,000	988
Net income available to common shareholders	$6,272	$6,352

Statements of Cash Flows
	Years ended December 31,
	2011	2010
	(Amounts in thousands)
Cash Flows from Operating Activities
Net income	$7,272	$7,340
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(6,223)	(6,539)
Changes in operating assets and liabilities:
Decrease (increase) in other assets	(224)	-
Increase in accrued interest payable and other accrued liabilities	(28)	13
Net cash provided by operating activities	797	814
Cash Flows from Investing Activities
Payments for investments in and advances to subsidiaries	-	-
Net cash used in investing activities	-	-
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	-	-
Payment of dividend on preferred stock	(815)	(813)
	-	(6)
Proceeds from exercise of stock options and warrants	-	32
Purchase of treasury stock
Net cash provided by financing activities	(815)	(787)
Increase/(decrease) in cash and cash equivalents	(17)	27
Cash and Cash Equivalents, January 1,	144	117
Cash and Cash Equivalents, December 31,	$257	$144